Accounts Receivable, Net- Schedule of Allowance for credit Loss (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Accounts Receivable, Net [Abstract]
Beginning balance	$ 1,521,604	¥ 11,041,825	¥ 10,921,962
Movement	17,348	125,888	119,863
Ending balance	$ 1,538,952	¥ 11,167,713	¥ 11,041,825